Financial Instruments with Off-Balance Sheet Risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments with Off-Balance-Sheet Risk
Unused portions of home equity lines of credit	$ 37,922,748	$ 37,621,050
Residential and commercial construction lines of credit	42,437,837	21,388,121
Commercial real estate commitments	26,616,600	63,719,882
Commercial and industrial commitments	62,607,413	64,482,470
Other commitments to extend credit	49,931,055	45,724,309
Standby letters of credit and commercial letters of credit	1,683,050	5,343,050
Recourse on sale of credit card portfolio	192,500	310,805
MPF credit enhancement obligation, net (See Note 16)	$ 241,799	$ 267,408